Income taxes - Provision for Income Taxes (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Expected income tax expense at Canadian statutory rate	CAD 34,516	CAD 19,199
Increase (decrease) resulting from:
Recognition of deferred credit	(2,448)	(5,763)
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(3,855)	(1,677)
Non-taxable corporate dividend	(3,311)	(2,618)
Non-controlling interests share of income	12,511	8,824
Production tax credit	(254)	(339)
Allowance for equity funds used during construction	(935)	(746)
State taxes	733	604
Adjustment relating to prior periods	2,431	0
CRA Settlement	2,709	0
Other	1,616	(677)
Income tax expense	CAD 43,713	CAD 16,807